Schedule of other income (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Foreign exchange gain		$ 251,897
Interest income		7	18,308
Government grants		21,779	42,819
Grant from AEPW	[1]		72,000
Warehousing and logistic services			36,357
Write-back of deferred underwriting fees payable		153,125
Others		339	335
Other income		$ 427,147	$ 169,819

[1]	The Alliance to End Plastic Waste (“AEPW”) is an industry-founded and funded non-governmental and non-profit organization based in Singapore. Founding members include BASF, Chevron Phillips Chemical, ExxonMobil, Dow Chemical, Mitsubishi Chemical Holdings, Proctor & Gamble and Shell